Financial instruments - Fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [table]
Financial liabilities, at fair value	R$ 93,897,107	R$ 98,802,972
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 93,897,107	98,802,972
Bonds | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 42,756,587	48,734,909
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 42,756,587	48,734,909
Export credits (“export prepayments”) | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 19,409,883	22,740,891
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 19,409,883	22,740,891
Export credits (“export prepayments”) | Country of domicile | Fixed
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 346,764
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 346,764
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 300,405	422,115
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 300,405	422,115
Assets Financing | Country of domicile | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 53,062	60,566
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 53,062	60,566
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 1,975,509	864,202
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 1,975,509	864,202
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 5,437,090	6,261,715
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 5,437,090	6,261,715
Panda Bonds - CNH [Member] | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 908,265	951,125
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 908,265	951,125
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 113,687	171,109
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 113,687	171,109
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 3,841,771	3,275,012
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 3,841,771	3,275,012
BNDES | Country of domicile | BNDES – SELIC
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 582,277	645,139
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 582,277	645,139
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 45,234	33,466
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 45,234	33,466
BNDES - US$ | Country of domicile | BNDES - US$
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 2
Financial liabilities, at fair value	R$ 249,135	106,966
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 2
Financial liabilities, at fair value	R$ 249,135	106,966
Debentures [Member] | Country of domicile | CDI/IPCA
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 11,072,428	12,002,992
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 11,072,428	12,002,992
NCE ("Export Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 106,315	108,308
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 106,315	108,308
NCR ("Rural Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,294,223	2,424,457
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,294,223	2,424,457
Rural Producer Note (CPR) | Country of domicile | CDI
Disclosure of detailed information about financial instruments [table]
Financial liabilities, at fair value	1,404,472
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 1,404,472